FINANCIAL INSTRUMENTS - Fair Values (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Fair values:
Debt, Long-term and Short-term, Combined Amount	$ 1,052,532,000		889,471,000
Cash and cash equivalents, carrying value	98,998,000		103,100,000		66,327,000	49,218,000
Restricted cash	152,223,000		151,364,000
Short-Term Debt, Due To Related Parties, Current	20,000,000		0
Obligations under capital leases	150,997,000		159,008,000
Interest Rate Derivative Assets, at Fair Value	3,617,000		5,335,000
Derivative Asset, Fair Value, Gross Asset	3,617,000		5,335,000
Derivative Asset, Not Offset, Policy Election Deduction	(1,831,000)		0
Derivative Asset	1,786,000		5,335,000
Derivative Liability, Fair Value, Gross Liability	15,222,000		15,119,000
Derivative Liability, Not Offset, Policy Election Deduction	(1,831,000)		0
Derivative Liability	13,391,000		15,119,000
Singapore dollars [Member]
Fair values:
Notional value	563,000
Derivative, Maturity Date	Jan. 20, 2015
Singapore dollars [Member] | United States of America, Dollars
Fair values:
Notional value	441,000
Interest rate swap
Fair values:
Notional value	919,130,000		997,607,000
Interest rate swap | Minimum [Member]
Fair values:
Derivative, Maturity Date	May 15, 2015		Apr. 14, 2014
Interest rate swap | Maximum [Member]
Fair values:
Derivative, Maturity Date	Oct. 01, 2020		Oct. 01, 2020
Interest rate swap | Designated as Hedging Instrument [Member] | Minimum [Member] | Cash flow hedging
Fair values:
Derivative, Maturity Date	May 15, 2015
Interest rate swap | Designated as Hedging Instrument [Member] | Maximum [Member] | Cash flow hedging
Fair values:
Derivative, Maturity Date	Mar. 31, 2018
Cross Currency Interest Rate Contract [Member]
Fair values:
Derivative Credit Risk Valuation Adjustment, Derivative Liabilities	3,200,000
Derivative, Maturity Date	Dec. 31, 2017
Cross Currency Interest Rate Contract [Member] | United States of America, Dollars
Fair values:
Notional value	227,193,000
High yield bonds [Member]
Fair values:
Debt, Long-term and Short-term, Combined Amount	174,450,000		214,100,000
Level 2 | Interest rate swap | Designated as Hedging Instrument [Member] | Cash flow hedging
Fair values:
Interest Rate Derivative Liabilities, at Fair Value	2,000,000	[1],[2]	3,500,000	[1],[2]
Notional value	211,600,000		287,100,000
Reported Value Measurement [Member] | Level 1
Fair values:
Cash and cash equivalents, carrying value	98,998,000		103,100,000
Restricted cash	172,383,000		170,176,000
Reported Value Measurement [Member] | Level 1 | High yield bonds [Member]
Fair values:
Debt, Long-term and Short-term, Combined Amount	174,450,000	[3]	214,100,000	[3]
Reported Value Measurement [Member] | Level 2
Fair values:
Long-term debt - floating	858,082,000	[4]	675,371,000	[4]
Obligations under capital leases	150,997,000	[4]	159,008,000	[4]
Interest Rate Derivative Assets, at Fair Value	3,617,000	[1],[2]	5,335,000	[1],[2]
Interest Rate Derivative Liabilities, at Fair Value	15,222,000	[1],[2]	15,119,000	[1],[2]
Foreign Currency Derivative Liability at Fair Value	16,000	[2]	0	[2]
Reported Value Measurement [Member] | Level 2 | Cross Currency Interest Rate Contract [Member]
Fair values:
Derivative liabilities, current	56,639,000	[2],[5]	16,804,000	[2],[5]
Reported Value Measurement [Member] | Level 3
Fair values:
Short-Term Debt, Due To Related Parties, Current	20,000,000		0
Estimate of Fair Value Measurement [Member] | Level 1
Fair values:
Cash and cash equivalents, fair value	98,998,000		103,100,000
Restricted cash	172,383,000		170,176,000
Estimate of Fair Value Measurement [Member] | Level 1 | High yield bonds [Member]
Fair values:
Debt, Long-term and Short-term, Combined Amount	173,578,000	[3]	221,166,000	[3]
Fair value of high yield bonds of face value	99.50%		103.30%
Estimate of Fair Value Measurement [Member] | Level 2
Fair values:
Long-term debt - floating	858,082,000	[4]	675,371,000	[4]
Obligations under capital leases	150,997,000	[4]	159,008,000	[4]
Interest Rate Derivative Assets, at Fair Value	3,617,000	[1],[2]	5,335,000	[1],[2]
Interest Rate Derivative Liabilities, at Fair Value	15,222,000	[1],[2]	15,119,000	[1],[2]
Foreign Currency Derivative Liability at Fair Value	16,000	[2]	0	[2]
Estimate of Fair Value Measurement [Member] | Level 2 | Cross Currency Interest Rate Contract [Member]
Fair values:
Derivative liabilities, current	56,639,000	[2],[5]	16,804,000	[2],[5]
Estimate of Fair Value Measurement [Member] | Level 3
Fair values:
Short-Term Debt, Due To Related Parties, Current	20,000,000		0
Cross Currency Interest Rate Contract [Member]
Fair values:
Restricted cash	$ 9,710,000		0

[1]	The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 5) that qualify and are designated as cash flow hedges as of December 31, 2014 and 2013 was $2.0 million (with a notional amount of $211.6 million) and $3.5 million (with a notional amount of $287.1 million), respectively. The expected maturity of these interest rate agreements is from May 2015 to March 2018.
[2]	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
[3]	This pertains to high-yield bonds with a carrying value of $174.5 million as of December 31, 2014 which is included under long-term debt on the balance sheet. The fair value of the high-yield bonds as of December 31, 2014 was $173.6 million (2013: $221.2 million), which represents 99.5% (2013: 103.3%) of its face value.
[4]	Our debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.
[5]	We issued NOK denominated senior unsecured bonds. In order to hedge our exposure, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge.